Common Shares and Warrants	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Equity [Abstract]
Common Shares and Warrants

12.        Common Shares and Warrants

During the quarter ended February 29, 2020 the Company issued 110,000 shares on the exercise of previously granted stock options for a total value of $11,000.

A year to date summary of share issuances is presented below:

Type of Issuance	Number of	Total
	Shares	Value $
Option exercise	110,000	11,000
Private placement(1)	1,823,745	820,685
	1,933,745	$831,685

(1) Fees of $4,665 were paid for net receipt of $816,020

A continuity schedule for warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price $
Balance, August 31, 2018	3,286,274	0.72
Cancelled/Expired	(17,498)	0.59
Exercised	(1,626,513)	0.49
Issued	1,183,062	1.99
Balance, August 31, 2019	2,825,325	1.38
Cancelled/expired	(750,000)	1.50
Issued	2,057,495	0.80
Balance February 29, 2020	4,132,820	1.07

The fair value of share purchase warrants granted was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

February 29 2020
Expected volatility	91%
Risk-free interest rate	2.87%
Expected life	2 years
Dividend yield	0.00%
Estimated fair value per warrant	$0.28 - $0.43

A summary of warrants outstanding as of February 29, 2020 is presented below:

# of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
975,325	0.67 years	2.25
100,000	1.23 years	0.96
250,000	1.24 years	1.55
750,000	1.60 years	0.14
225,000	2.68 years	0.80
1,562,995	1.71 years	0.80
269,500	1.75 years	0.80
4,132,820	1.46 years	1.07

13.	Common Shares and Warrants

Fiscal 2019 Activity

During the year ended August 31, 2019 the Company closed a non-brokered private placement for 947,150 Units priced at $1.60 each. Each Unit consists of one common share and one Share purchase warrant. Each warrant shall entitle the holder to acquire one common share at a price of $2.25 per Share for a period of 24 months. The Company also issued 28,175 broker warrants. The broker warrants have a term of 24 months and are each exercisable into one common share of the Company at a price of $2.25. The fair value of these broker warrants was determined to be $16,095, which were recorded as a share issue cost within additional paid in capital for a net effect of $Nil.

The company granted a total of 107,737 broker warrants with a value of $6,484 that were recorded as a share issue cost within additional paid in capital for a net effect of $Nil.

The company granted a total of 100,000 warrants pursuant to an agreement with a vendor valued at $52,817 that were recorded as an expense within investor relations.

During the year ended August 31, 2018 the Company recognized $51,448 in consulting expense for warrants previously granted to a consultant upon vesting.

Fiscal 2018 Activity

On October 27, 2017 the Company extended the expiration date of warrants originally issued on January 9, 2017, with a one-year expiration date. The warrant quantity and exercise price remain unchanged, 500,000 warrants exercisable at $0.44, will now expire on January 9, 2019. There was a $Nil effect on the modification of the warrants.

During the year ended August 31, 2018 the Company granted a total of 1,000,000 warrants with a fair value of $1,011,822 pursuant to consulting agreements signed during the year. The value of the warrants was recorded in consulting fees on the statement of operations. The company also granted a total of 35,913 warrants with a value of $21,646 which were recorded as a share issue cost within additional paid in capital for a net effect of $Nil.

During the year ended August 31, 2018 the Company recognized $51,448 in consulting expense for warrants previously granted to a consultant upon vesting.

A summary of share issuance is presented relating to option and warrant exercises, agreement requirements and debt settlement is presented below:

Type of Issuance	Number of Shares	Total Value
Warrant exercise(1)	1,626,513	796,122
Option exercise	430,000	66,250
Private placement	947,150	1,515,440
Per agreements(2)	250,000	234,500
	3,253,663	$2,612,312

(1) Includes 384,212 broker warrants exercised for gross proceeds of $191,742
(2) The Company awarded the restricted common shares as required by consulting contracts

A continuity schedule for warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price $
Balance August 31, 2017	8,844,506	0.29
Cancelled/Expired	(230,000)	0.17
Exercised	(6,364,145)	0.28
Issued	1,035,913	1.48
Balance August 31, 2018	3,286,274	0.72
Cancelled/Expired	(17,498)	0.59
Exercised	(1,626,513)	0.49
Issued	1,183,062	1.99
Balance August 31, 2019	2,825,325	1.38

The fair value of share purchase warrants granted as broker warrants, compensation units, and compensatory warrants, was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31 2019	August 31 2018
Expected volatility	1% – 117%	100% – 154%
Risk-free interest rate	2.31% – 2.87%	1.21% – 2.60%
Expected life	1 day – 2 years	1.21 – 3 years
Dividend yield	0.00%	0.00%
Estimated fair value per warrant	$Nil – $0.57	$0.40 – $1.48

A summary of warrants outstanding as of August 31, 2019 is presented below:

# of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
250,000	0.25 years	0.83
500,000	0.38 years	1.83
975,325	1.17 years	2.25
100,000	1.73 years	0.96
250,000	1.73 years	1.55
750,000	2.11 years	0.14
2,825,325	1.27 years	1.38